COMMITMENTS AND CONTINGENCIES - Additional Information - 5 Guarantees (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2016 PHP Agreement	Dec. 31, 2016 MOP Agreement
Commitments And Contingencies [Line Items]
Issuance of promissory note			$ 68,635		MOP 550,000,000
MCE Leisure [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees			$ 2,008	PHP 100,000,000
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Number of deeds of guarantee with third parties | Agreement			2	2	2
Amount entered with third parties in relation to guarantee			$ 35,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 25,707	HKD 200,000,000
Credit facility utilized			$ 643
Credit facility, maturity date			Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2017